Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended								12 Months Ended
	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
Dividends (in CAD per share) | (per share)	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.42	$ 0.40